Other Disclosures - Commitments (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)
Commitments
Short term contractual obligations		kr 1,074		kr 564
Maximum due term of obligations	2 years
Contingent commitments	$ 2,418	kr 14,638	$ 1,426	kr 9,520